Condensed Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income (loss) for the period	$ (5,637)	$ (6,200)	$ (13,169)
Adjustment to reconcile net loss to net cash used in operations:
Increase in AP & Accrued Expenses			10,913
Accounts payable	(8,013)	6,100
Net cash used in Operating Activities	(13,650)	(100)	(2,256)
FINANCING ACTIVITY
Issuance of Common Stock
Advance from related party	13,650		2,156
Net cash provided by Financing Activity	13,650		2,156
Net increase (decrease) in Cash for period		(100)	(100)
Cash at beginning of period		100	100	100
Cash at end of period				100
Supplemental Cash Flow Information and noncash Financing Activities:
Cash paid for interest
Cash paid for taxes